Goodwill and Other Intangible Assets (Schedule of Estimated Amortization Expense Relating to Intangible Assets) (Details) $ in Thousands	Sep. 30, 2019 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Remaining 3 months of 2019	$ 6,275
2020	24,278
2021	24,118
2022	24,022
Thereafter	11,604
Total	$ 90,297